OTHER FINANCIAL ITEMS, NET (Narrative) (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Other Financial Items- Text Details [Abstract]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	$ 0.7	$ 0.0	$ 0.0